CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Equity	$ 122,642	$ 116,846
Corporate borrowings	9,077	7,083
Equity	$ 122,642	$ 116,846